PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Land, buildings and construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 352,287	R$ 345,087
Machines, equipments, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	622,382	710,476
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726